Investments - Disclosure of Detailed Information about Financial Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Non-current investments, beginning	$ 24,056
Current investments, beginning	5,001
Fair Value Adjustment in Other Comprehensive Income (Loss)	(8,450)	$ (11,847)
Fair Value Adjustment in Net Income (Loss)	1,756	(1,659)
Current investments, ending	3,773	5,001
Non-current investments, ending	126,117	24,056
Non-Current [member]
Disclosure of financial assets [line items]
Non-current investments, beginning	24,056	50,085
Additions	149,501	20,799
Disposals	(39,065)	(34,527)
Transfers in (out)	(1,272)	(4,986)
Fair Value Adjustment	(6,633)	(7,489)
Interest Revenue	(470)	174
Non-current investments, ending	126,117	24,056
Non-Current [member] | Common Shares Held [member]
Disclosure of financial assets [line items]
Non-current investments, beginning	21,486	28,416
Additions	10,748	20,799
Disposals	(4,820)	(15,882)
Transfers in (out)	0	0
Fair Value Adjustment in Other Comprehensive Income (Loss)	(8,389)	(11,847)
Interest Revenue	0	0
Non-current investments, ending	19,025	21,486
Non-Current [member] | Convertible Debt [member]
Disclosure of financial assets [line items]
Non-current investments, beginning	904	15,525
Additions	104,972	0
Disposals	(934)	(12,470)
Transfers in (out)	(1,272)	0
Fair Value Adjustment in Net Income (Loss)	1,334	(2,151)
Interest Revenue	0	0
Non-current investments, ending	105,004	904
Non-Current [member] | Warrants and other [member]
Disclosure of financial assets [line items]
Non-current investments, beginning	1,666	1,143
Additions	0	0
Disposals	0	(99)
Transfers in (out)	0	0
Fair Value Adjustment in Net Income (Loss)	422	622
Interest Revenue	0	0
Non-current investments, ending	2,088	1,666
Non-Current [member] | Vale Royalties [Member]
Disclosure of financial assets [line items]
Non-current investments, beginning	0	0
Additions		0
Disposals		(5,887)
Transfers in (out)		0
Fair Value Adjustment in Net Income (Loss)		5,887
Interest Revenue		0
Non-current investments, ending		0
Non-Current [member] | Loan Receivable [Member]
Disclosure of financial assets [line items]
Non-current investments, beginning	0	5,001
Additions	33,781	0
Disposals	(33,311)	(189)
Transfers in (out)	0	(4,986)
Fair Value Adjustment in Net Income (Loss)	0	0
Interest Revenue	(470)	174
Non-current investments, ending	0	0
Short-Term [member]
Disclosure of financial assets [line items]
Current investments, beginning	5,001	1,867
Additions	0	0
Disposals	(2,787)	(1,898)
Transfers in (out)	1,272	4,986
Fair Value Adjustment	0	(130)
Interest Revenue	287	176
Current investments, ending	3,773	5,001
Short-Term [member] | Convertible Debt [member]
Disclosure of financial assets [line items]
Current investments, beginning	0	1,852
Additions	0	0
Disposals	0	(1,722)
Transfers in (out)	1,272	0
Fair Value Adjustment in Net Income (Loss)	0	(130)
Interest Revenue	0	0
Current investments, ending	1,272	0
Short-Term [member] | Loan Receivable [Member]
Disclosure of financial assets [line items]
Current investments, beginning	5,001	15
Additions	0	0
Disposals	(2,787)	(176)
Transfers in (out)	0	4,986
Fair Value Adjustment in Net Income (Loss)	0	0
Interest Revenue	287	176
Current investments, ending	2,501	5,001
Equity Securities and Warrants and Other and Debt Securities and Loans Receivable [member]
Disclosure of financial assets [line items]
Total investments at beginning of period	29,057	51,952
Additions	149,501	20,799
Disposals	(41,852)	(36,425)
Transfers in (out)	0	0
Fair Value Adjustment	(6,633)	(7,619)
Interest Revenue	(183)	350
Total investments at end of period	$ 129,890	$ 29,057